Revenue and Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation	For the years ended December 31, 2021, 2020 and 2019, revenue is as follows:

	2021	2020	2019

From the sale of goods associated to CEMEX’s main activities 1	$14,009	12,344	12,446
From the sale of services 2	169	145	147
From the sale of other goods and services 3	370	325	366

	$14,548	12,814	12,959

1	Includes in each period revenue generated under construction contracts that are presented in the table below.
2	Refers mainly to revenue generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Disclosure of recognised revenue from construction contracts	For 2021, 2020 and 2019, revenues and costs related to construction contracts in progress were as follows:

	Accrued 1	2021	2020	2019
Revenue from construction contracts included in consolidated revenues 2	$81	77	101	79
Costs incurred in construction contracts included in consolidated cost of sales 3	(85)	(79)	(101)	(79)

Construction contracts gross operating profit	$(4)	(2)	—	—

1	Revenues and costs recognized from inception of the contracts until December 31, 2021 in connection with those projects still in progress.
2	Revenues from construction contracts during 2021, 2020 and 2019, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods.

Summary of Changes in the Balance of Contract Liabilities with Customers	For the years ended December 31, 2021, 2020 and 2019 changes in the balance of contract liabilities with customers are as follows:

	2021	2020	2019

Opening balance of contract liabilities with customers	$201	225	234
Increase during the period for new transactions	1,626	1,536	1,931
Decrease during the period for exercise or expiration of incentives	(1,574)	(1,561)	(1,946)
Currency translation effects	4	1	6

Closing balance of contract liabilities with customers	$257	201	225

For the years 2021, 2020 and 2019, CEMEX did not identify any significant costs required to be capitalized as contract fulfilment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
.